Condensed Consolidated Statements of Income - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost applicable to revenues (excluding depreciation and amortization shown below)
Stock-based compensation	$ 140						$ 497
Other income/expenses
Gain/(loss) on sale of property and equipment	1						98
Net (loss) income	2,336	$ 1,858					8,302
Successor [Member]
Revenues
New and pre-owned vehicles		149,046	$ 144,361	$ 183,528	$ 301,680	$ 419,018
Other		19,500	17,753	22,491	39,923	55,237
Total revenues		168,546	162,114	206,019	341,603	474,255
Cost applicable to revenues (excluding depreciation and amortization shown below)
New and pre-owned vehicles (including adjustments to the LIFO reserve of $359, $-, $606, $-, $1,276, $148, and $3,772, respectively)		128,376	122,329	156,012	259,493	358,757
Other		4,692	4,039	4,577	9,685	12,894
Total cost applicable to revenue		133,068	126,368	160,589	269,178	371,651
Transaction costs		87	252	3,058	315	3,460
Depreciation and amortization		2,640	2,691	3,092	5,335	8,204
Stock-based compensation		1,112	2,644	3,129	2,626	8,618
Selling, general, and administrative expenses		25,151	24,918	29,085	51,603	74,624
Income from operations		6,488	5,241	7,066	12,546	7,698
Other income/expenses
Gain/(loss) on sale of property and equipment			10	10	(2)	1
Interest expense		(2,531)	(2,233)	(2,918)	(5,558)	(8,001)
Total other expense		(2,531)	(2,223)	(2,908)	(5,560)	(8,000)
Income (Loss) before income tax expense		3,957	3,018	4,158	6,986	(302)
Income tax expense		(2,099)	(1,176)	(1,625)	(3,284)	(2,318)
Net (loss) income		1,858	1,842	2,533	3,702	(2,620)
Dividends on Series A Convertible Preferred Stock		(1,525)	(1,215)	(1,425)	(2,709)	(3,845)
Deemed dividend on Series A Convertible Preferred Stock				(3,392)		(3,392)
Net income (loss) attributable to common stock and participating securities		$ 333	$ 627	$ (2,284)	$ 993	$ (9,857)
Successor EPS:
Basic and diluted income (loss) per share		$ 0.02	$ 0.04	$ (0.24)	$ 0.06	$ (1.02)
Weighted average shares outstanding - basic and diluted		9,811,107	9,668,250	9,668,250	9,753,491	9,668,250
Predecessor [Member]
Revenues
New and pre-owned vehicles	119,111						546,385
Other	14,828						68,453
Total revenues	133,939						614,838
Cost applicable to revenues (excluding depreciation and amortization shown below)
New and pre-owned vehicles (including adjustments to the LIFO reserve of $359, $-, $606, $-, $1,276, $148, and $3,772, respectively)	101,830						472,318
Other	3,047						15,383
Total cost applicable to revenue	104,877						487,701
Transaction costs	438						2,313
Depreciation and amortization	1,212						6,030
Stock-based compensation	140						497
Selling, general, and administrative expenses	22,200						96,256
Income from operations	5,072						22,041
Other income/expenses
Gain/(loss) on sale of property and equipment	1						98
Interest expense	(2,019)						(8,752)
Total other expense	(2,018)						(8,654)
Income (Loss) before income tax expense	3,054						13,387
Income tax expense	(718)						(5,085)
Net (loss) income	$ 2,336						$ 8,302